Property, Plant, and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
(4)	Property, Plant, and Equipment

Property, plant, and equipment consist of the following:

(in thousands)	March 31, 2018	December 31, 2017
Buildings and land	$579	$579
Enterprise hardware and software	1,746	1,744
Leaseholds	1,719	1,705
Equipment	971	971
Furniture	176	175

Property, plant and equipment, gross	5,191	5,174
Accumulated depreciation	(4,003)	(3,876)

Property, plant and equipment, net	$1,188	$1,298

Depreciation expense for the three months ended March 31, 2018 was approximately $0.1 million, as compared to approximately $0.1 million for the same period in 2017.

(6)	Property, Plant, and Equipment

Property, plant, and equipment consists of:

(in thousands)	December 31, 2017	December 31, 2016
Buildings and land	$579	$556
Enterprise hardware and software	1,744	1,532
Leaseholds	1,705	1,504
Equipment	971	940
Furniture	175	354

Property, plant and equipment, gross	5,174	4,886
Accumulated depreciation	(3,876)	(3,803)

Property, plant and equipment, net	$1,298	$1,083

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 was $0.3 million, $0.3 million, $0.6 million, respectively.